Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Current assets
Cash and cash equivalents	$ 262,708,875	$ 173,023,447
Restricted cash		8,425
Accounts receivable	3,461	7,980
Advances to suppliers	35,141	39,393
Loan receivables		31,930,000
Due from related parties		150,876
Prepayments, deposits and other current assets	1,076,474	3,947,021
Total current assets	263,823,951	209,107,142
Non-current assets
Property, plant and equipment, net	4,022,456	4,223,973
Operating lease - right-of-use assets, net	4,265,481	4,383,029
Long-term deposits and other non-current assets	60,355,679	60,349,230
Total non-current assets	68,643,616	68,956,232
TOTAL ASSETS	332,467,567	278,063,374
Current liabilities
Accounts payable and accrued expenses	5,359,005	5,591,799
Contract liabilities	455,305	298,785
Taxes payable	51,672	36,306
Current maturities of operating lease liabilities	81,952	78,976
Total current liabilities	8,516,875	8,505,817
Non-current liabilities
Long-term portion of operating lease liabilities	1,355,232	1,331,873
Deferred tax liabilities	397,423	397,423
Total non-current liabilities	1,752,655	1,729,296
TOTAL LIABILITIES	10,269,530	10,235,113
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, $1.25 par value, 20,000,000 shares authorized; 3,200,154* shares and 160,154* issued and outstanding as of December 31, 2025 and June 30, 2025)	4,000,190	200,190
Additional paid-in capital	343,392,327	297,026,948
Statutory reserve	664,100	664,100
Accumulate deficits	(24,160,913)	(23,999,135)
Accumulated other comprehensive loss	(3,697,430)	(7,997,390)
Total equity attributable to shareholders	320,198,274	265,894,713
Non-controlling interest	1,999,763	1,933,548
TOTAL SHAREHOLDERS’ EQUITY	322,198,037	267,828,261
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	332,467,567	278,063,374
Related Parties
Current liabilities
Due to related parties	$ 2,568,941	$ 2,499,951